[logo - American Funds(R)]

The right choice for the long termSM

U.S. GOVERNMENT SECURITIES FUND

[cover photograph: close-up of architectural columns]

Semi-annual report for the six months ended February 28, 2003

U.S. GOVERNMENT SECURITIES FUND SM

U.S. Government Securities Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

U.S. Government Securities Fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter):

CLASS A SHARES                          1 YEAR        5 YEARS         10 YEARS
reflecting 3.75% maximum sales charge   +5.69%         +5.72%          +5.66%

The fund's 30-day yield for Class A shares as of March 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 2.40%. The fund's distribution rate for Class A shares as of that date was 2.98%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 24. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

[photograph: close-up of architectural columns]

Investor demand for U.S. government obligations helped push bond prices higher and interest rates lower over the six-month reporting period. U.S. Government Securities Fund benefited from this demand and produced a total return of 3.4% for its shareholders.

For the six months ended February 28, 2003, the fund paid monthly dividends totaling 24 cents a share. Shareholders who reinvested dividends earned an income return of 1.74% (3.48% annualized). Those who elected to receive dividends in cash earned an income return of 1.72% (3.44% annualized) and saw the value of their shares rise 1.7%.

Over the same period, the unmanaged Citigroup* Treasury/Government-Sponsored Mortgage Index (which does not include expenses) rose 3.8%, while the average return of the 182 government bond funds monitored by Lipper totaled 3.6%.

ECONOMIC AND MARKET REVIEW

The uncertain health of the U.S. economy has weighed heavily on the bond market in recent months. When the fund's fiscal year began on September 1, 2002, stock prices were tumbling and interest rates were nearing 40-year lows. U.S. government securities thrived as safety and security dominated investor preferences.

In early October, investor sentiment began to shift. Expectations for the economy improved after stock prices set new lows for 2002, then began to rise. The brighter outlook helped lift corporate bonds, as well, but depressed prices for government debt, sending Treasury yields higher. (A bond's yield moves inversely to its price.) In early November, the Federal Reserve Board cut short-term interest rates half a point, to 1.25%, in an effort to spur the fledgling economic recovery.

[Begin Sidebar]
RESULTS AT A GLANCE (AS OF FEBRUARY 28, 2003, WITH ALL DISTRIBUTIONS REINVESTED)

                                       Average annual
                                       compound return            Total return

1 year                                        --                      +8.3%
5 years                                     +6.6%                    +37.7
10 years                                    +6.1                     +81.3
Lifetime (since October 17, 1985)           +7.7                    +261.0
[End Sidebar]

*On April 7, 2003, The Salomon Smith Barney indexes were renamed for Citigroup.

Over the next few months, bond yields wavered as investors looked for signs of strength or weakness in the tentative recovery. By the end of the period, government bond yields were once again headed lower, as evidenced in the chart below. Overall, corporate bonds produced some of the best returns in the fixed-income sector during this period. Nonetheless, Treasuries, federal agency debt and mortgage-backed securities all recorded positive results, with returns on longer maturity bonds edging out shorter maturity debt in most cases.

[Begin Sidebar]
BOND YIELDS WAVERED AMID ECONOMIC UNCERTAINTIES

Current yields on benchmark Treasuries set the tone for the bond market. This chart depicts the shifting yields for short-, intermediate- and long-term Treasuries over the six-month reporting period.
[begin line chart]

Date        2-yr        5-yr       10-yr
            Treasury    Treasury   Treasury
9/6/2002    2.048%      3.042%     4.013%
9/13/2002   2.047       2.973      3.907
9/20/2002   1.922       2.835      3.787
9/27/2002   1.799       2.677      3.660
10/4/2002   1.790       2.685      3.666
10/11/2002  1.822       2.772      3.780
10/18/2002  2.052       3.093      4.107
10/25/2002  1.985       3.029      4.093
11/1/2002   1.768       2.864      4.006
11/8/2002   1.853       2.853      3.858
11/15/2002  1.875       3.022      4.031
11/22/2002  2.062       3.242      4.180
11/29/2002  2.060       3.270      4.207
12/6/2002   1.866       3.094      4.085
12/13/2002  1.849       3.043      4.069
12/20/2002  1.732       2.901      3.959
12/27/2002  1.595       2.733      3.810
1/3/2003    1.754       2.970      4.019
1/10/2003   1.762       3.127      4.134
1/17/2003   1.680       2.973      4.011
1/24/2003   1.646       2.875      3.930
1/31/2003   1.693       2.934      3.964
2/7/2003    1.621       2.899      3.931
2/14/2003   1.617       2.931      3.995
2/21/2003   1.596       2.846      3.890
2/28/2003   1.512       2.663      3.692

Source: Bloomberg
[end line chart]
[End Sidebar]

HOW THE FUND RESPONDED

With interest rates hovering near historic lows, the fund's portfolio counselors have become increasingly concerned about an eventual rise in rates. Consequently, they have steadily increased the fund's exposure to short-term debt, which tends to be much less volatile in price than long-term debt. Over the past six months, the average maturity of portfolio holdings declined to 3.8 years from 4.1 years. This is considerably lower than many of the fund's peers: the average maturity of government funds measured by Lipper was 5.2 years at the end of the period.

The fund's shorter average maturity restrained returns slightly during the recent reporting period, but it also makes the fund less vulnerable to the negative effects of rising interest rates.

In addition to lowering the fund's maturity structure, portfolio counselors have reduced mortgage-backed holdings, which are also highly sensitive to interest-rate movements. Over the past twelve months, these securities have delivered handsome returns in the face of declining interest rates. However, many of these same securities may become less attractive if interest rates begin to rise, which would stanch the flood of mortgage refinancings and effectively extend (not shorten) the maturities of these instruments. Federal agency mortgage pass-throughs totaled 38.6% of portfolio holdings at the end of the period, down from 40.9% at the end of August. At the same time, U.S. Treasury obligations increased to 42.7% from 36.7%. The fund's portfolio counselors took advantage of interim weaknesses in Treasury prices to add to the fund's holdings.

INVESTING IN A MORE SECURE FUTURE

As we enter the second half of the fund's fiscal year, our country is at war in the Middle East. As in the past, Americans invest in government securities readily and with pride during times of turmoil. Over the past twelve months, net assets of the fund have more than doubled, while the number of shareholder accounts has grown 140%. The portfolio counselors of U.S. Government Securities Fund also realize that protection and safety are especially appealing fund objectives at this time. In light of the strong investor interest, the historic times and market conditions, we uphold our conservative investment posture as part of our commitment to helping our shareholders achieve their long-term financial goals. We take this opportunity to welcome new shareholders to the American Funds family and hope that U.S. Government Securities Fund serves as a cornerstone for building an investment portfolio as durable, reliable and diversified as the country it represents.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ John H. Smet
John H. Smet
President

April 15, 2003


INVESTMENT PORTFOLIO     February 28, 2003                          unaudited

[begin pie chart]
U.S. Treasury notes & bonds                                         43%
Federal agency mortgage pass-throughs                               39%
Federal agency debentures                                            6%
Federal agency collateralized mortgage obligations                   4%
Cash & equivalents                                                   8%
[end pie chart]



                                                                                        Principal        Market
                                                                                           amount         value
Bonds & notes                                                                                (000)         (000)

U.S. Treasury notes & bonds  -  42.73%
 5.75% August 2003                                                                        $12,000       $12,247
 Principal Strip 0% August 2004                                                            26,550        26,059
 Principal Strip 0% August 2004                                                            18,412        17,990
 6.00% August 2004                                                                         24,000        25,620
 11.625% November 2004                                                                      9,500        11,130
 6.75% May 2005                                                                            14,010        15,566
 6.50% August 2005                                                                         12,340        13,769
 5.75% November 2005                                                                      109,750       121,206
 5.875% November 2005                                                                       5,000         5,537
 5.625% February 2006                                                                      20,950        23,196
 9.375% February 2006                                                                      50,225        60,992
 Principal Strip 0% May 2006                                                               35,720        33,448
 4.625% May 2006                                                                          183,600       198,431
 6.875% May 2006 (1)                                                                      111,250       127,920
 7.00% July 2006                                                                            5,000         5,794
 6.50% October 2006                                                                         7,300         8,388
 3.50% November 2006                                                                       78,450        81,943
 3.375% January 2007  (2)                                                                  32,829        36,379
 6.25% February 2007                                                                       44,500        51,106
 4.375% May 2007                                                                          140,075       150,997
 3.25% August 2007                                                                         41,780        43,073
 3.625% January 2008  (2)                                                                  42,554        48,052
 5.625% May 2008                                                                           44,000        50,084
 6.00% August 2009                                                                         52,000        60,767
 5.75% August 2010                                                                         25,140        29,123
 Principal Strip 0% November 2011                                                           5,285         3,809
 10.375% November 2012 (1)                                                                 31,000        41,472
 12.00% August 2013 (1)                                                                    10,000        14,580
 8.875% August 2017 (1)                                                                    31,500        46,812
 8.875% February 2019                                                                       9,100        13,680
 8.125% August 2019                                                                        13,075        18,548
 7.875% February 2021                                                                      10,000        13,981
 6.875% August 2025                                                                        20,910        26,967
 5.50% August 2028                                                                          6,890         7,595
 5.25% February 2029                                                                       59,100        63,053
 6.25% May 2030                                                                             1,685         2,055
                                                                                                      1,511,369

FEDERAL AGENCY MORTGAGE PASS-THROUGHS  (3) -  38.58%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  -  23.98%
 4.776% 2018                                                                                5,839         6,170
 5.50% 2013 - 2033                                                                         96,691       100,682
 6.00% 2008 - 2033                                                                        316,115       332,117
 6.50% 2014 - 2032                                                                        183,669       194,435
 7.00% 2008 - 2032                                                                        113,393       120,963
 7.50% 2009 - 2032                                                                         51,508        55,336
 8.00% 2022 - 2042                                                                         15,617        17,577
 8.50% 2020 - 2023                                                                            916         1,011
 9.00% 2009 - 2027                                                                          9,707        10,831
 9.50% 2009 - 2021                                                                            382           429
 10.00% 2019 - 2022                                                                         7,389         8,491
FANNIE MAE -  6.96%
 5.50% 2016 - 2017                                                                         51,785        54,052
 6.00% 2015 - 2033                                                                         60,025        63,108
 6.35% 2005                                                                                 2,838         2,862
 6.50% 2016 - 2032                                                                         73,696        77,913
 7.00% 2009 - 2032                                                                         30,798        32,746
 7.50% 2029 - 2031                                                                         10,615        11,339
 8.00% 2005 - 2023                                                                            666           735
 8.50% 2007 - 2027                                                                            505           546
 9.00% 2009                                                                                    88            96
 9.50% 2011 - 2022                                                                            323           362
 12.00% 2019                                                                                2,055         2,412
FREDDIE MAC -  5.89%
 5.00% 2018 - 2033                                                                         38,250        39,013
 5.50% 2018 - 2033                                                                         53,250        55,394
 6.00% 2014 - 2033                                                                         47,923        50,045
 6.50% 2017                                                                                21,865        23,184
 7.00% 2008 - 2017                                                                          5,109         5,447
 7.20% 2006                                                                                12,821        14,556
 7.50% 2029 - 2032                                                                         16,039        17,144
 8.00% 2012 - 2017                                                                          1,254         1,371
 8.25% 2007                                                                                   130           138
 8.50% 2009 - 2021                                                                          1,560         1,723
 8.75% 2008                                                                                   120           130
 11.00% 2016                                                                                   18            20
 12.00% 2015                                                                                   23            27
SMALL BUSINESS ADMINISTRATION -  1.75%
 Series 2001-20K, 5.34% 2021                                                                5,046         5,229
 Series 2001-20J, 5.76% 2021                                                                2,411         2,597
 Series 2001-20F, 6.44% 2021                                                               12,556        13,970
 Series 2001-20G, 6.625% 2021                                                               3,858         4,327
 Series 2002-20J, 4.75% 2022                                                                8,450         8,585
 Series 2002-20K, 5.08% 2022                                                                4,675         4,783
 Series 2002-20C, 6.07% 2022                                                                3,644         3,917
 Series 2002-20D, 6.41% 2022                                                                4,919         5,361
 Series 2003-20B, 4.84% 2023                                                               12,700        12,942
                                                                                                      1,364,116

FEDERAL AGENCY DEBENTURES  -  6.58%
Freddie Mac - 2.13%
 4.25% 2005                                                                                 8,750         9,234
 7.00% 2005                                                                                 8,000         8,953
 5.125% 2008                                                                                9,500        10,466
 5.75% 2009                                                                                25,000        28,348
 5.75% 2009                                                                                 6,750         7,056
 6.75% 2031                                                                                 9,150        11,227
Federal Home Loan Bank Bonds - 2.00%
 3.125% 2003                                                                               11,000        11,144
 5.125% 2003                                                                                2,815         2,875
 3.75% 2007                                                                                24,280        25,220
 5.75% 2008                                                                                 7,725         8,719
 5.80% 2008                                                                                10,075        11,421
 4.50% 2012                                                                                11,000        11,333
Fannie Mae - 1.04%
 6.00% 2005                                                                                 9,200        10,185
 7.125% 2005                                                                               11,500        12,707
 4.75% 2007                                                                                 6,000         6,243
 7.25% 2030                                                                                 6,000         7,735
Tennessee Valley Authority - 0.86%
 Global Power Bonds, Series 1998-G, 5.375% 2008                                            22,420        24,927
 Global Power Bonds, Series 1995-E, 6.75% 2025                                              4,500         5,407

Sallie Mae  - 0.29%
 4.75% 2004                                                                                10,000        10,386

United States Government Guaranteed Ship Financing Obligations,
Rowan Companies, Inc. (Title XI) - 0.26%
 5.88% 2012 (3)                                                                             8,636         9,311
                                                                                                        232,897

FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS  (3) -  4.08%
Fannie Mae - 3.19%
 Series 91-50, Class H, ACES, 7.75% 2006                                                      392           404
 Series 1997-M5, Class C, ACES, 6.74% 2007                                                  5,000         5,641
 Series 1998-M6, Class A-2, 6.32% 2008                                                      2,500         2,739
 Series 2002-T11, Class A, 4.769% 2012                                                      7,778         8,189
 Trust 35, Class 2, 12.00% 2018                                                                91           107
 Series 90-93, Class G, 5.50% 2020                                                            423           448
 Series 2002-W7, Class A-2, 4.80% 2022                                                      7,625         7,720
 Series 1992-119, Class Z, 8.00% 2022                                                       1,549         1,671
 Series 1994-4, Class ZA, 6.50% 2024                                                          890           893
 Series 2001-4, Class NA, 11.744% 2025 (4)                                                 14,217        16,753
 Series 1997-M6, Class ZA, 6.85% 2026                                                      14,560        16,188
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                     2,247         2,248
 Series 2002-W3, Class A-5, 7.50% 2028                                                      4,144         4,449
 Series 2002-W7, Class A-5, 7.50% 2029                                                     12,988        14,185
 Series 2001-20, Class E, 9.599% 2031 (4)                                                     531           601
 Series 2001-20, Class C, 11.743% 2031 (4)                                                  2,200         2,580
 Series 1999-T2, Class A-1, 7.50% 2039                                                      4,455         4,775
 Series 2002-W3, Class A-2, 5.50% 2041                                                      5,000         5,215
 Series 2003-W4, Class 1A-2, 3.063% 2042                                                    5,500         5,529
 Series 2003-W4, Class 1A-3, 3.991% 2042                                                    3,000         3,022
 Series 2002-W4, Class A-2, 5.10% 2042                                                      4,650         4,769
 Series 2002-W1, Class 2-A, 7.50% 2042                                                      4,201         4,549
Freddie Mac - 0.89%
 Series 2489, Class A, 5.50% 2013                                                           4,111         4,237
 Series A, Class 3, 11.875% 2013                                                               46            46
 Series B, Class 3, 12.50% 2013                                                               297           313
 Series 2289-NA, 11.977% 2020 (4)                                                           8,677        10,211
 Series T-041, Class 1A-2, 4.76% 2021                                                       3,000         3,125
 Series 178, Class Z, 9.25% 2021                                                              387           396
 Series 2289, Class NB, 11.102% 2022 (4)                                                    1,927         2,185
 Series 1567, Class A, 1.775% 2023 (4)                                                        424           405
 Series T-041, Class 3-A, 7.50% 2032                                                        3,454         3,761
 Series T-042, Class A-2, 5.50% 2042                                                        6,750         6,927
                                                                                                        144,281

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)  -  0.03%
 Paine Webber CMO, Series O, Class 5, 9.50% 2019 (3)(5)                                       891         1,015

Total bonds & notes (cost: $3,136,442,000)                                                            3,253,678


                                                                                        Principal        Market
                                                                                           amount         value
Short-term securities                                                                        (000)         (000)

U.S. Treasuries  -  13.88%
 1.15% due 3/6/2003                                                                       $47,300       $47,291
 1.15% due 3/13/2003                                                                       40,000        39,983
 1.18% due 3/20/2003                                                                       91,100        91,040
 1.22% due 3/27/2003                                                                       43,300        43,260
 1.18% due 4/3/2003                                                                        15,950        15,932
 1.165% due 4/10/2003                                                                      32,500        32,457
 1.12% due 4/17/2003                                                                        9,800         9,785
 1.175% due 4/24/2003                                                                      32,900        32,841
 1.18% due 5/1/2003                                                                        18,300        18,265
 1.175% due 5/8/2003 (1)                                                                   13,300        13,271
 1.18% due 5/15/2003 (1)                                                                   50,000        49,882
 1.185% due 5/22/2003 (1)                                                                  50,000        49,869
 1.15% due 5/29/2003                                                                       37,200        37,094
 1.14% due 6/5/2003                                                                         9,800         9,770
                                                                                                        490,740

Federal agency discount note  -  1.41%
Federal Home Loan Bank 1.30% due 3/3/2003                                                  50,000        49,995

Total short-term securities (cost: $540,719,000)                                                        540,735

Total investment securities (cost: $3,677,161,000)                                                    3,794,413

Other assets less liabilities                                                                          (257,755)

Net assets                                                                                           $3,536,658


(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) Comprised of federal agency originated or guaranteed loans.

See Notes to Financial Statements

FINANCIAL STATEMENTS

Statement of assets and liabilities                                                                                unaudited
at February 28, 2003
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market (cost: $3,677,161)                                                               $3,794,413
 Cash                                                                                                                    $67
 Receivables for:
  Sales of investments                                                                    $41,750
  Sales of fund's shares                                                                   28,514
  Interest                                                                                 26,166                     96,430
                                                                                                                   3,890,910
Liabilities:
 Payables for:
  Purchases of investments                                                                341,476
  Repurchases of fund's shares                                                              7,043
  Dividends on fund's shares                                                                2,827
  Investment advisory services                                                                771
  Services provided by affiliates                                                           2,012
  Deferred Trustees' compensation                                                              64
  Other fees and expenses                                                                      59                    354,252
Net assets at February 28, 2003                                                                                   $3,536,658

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                 $3,476,869
 Distributions in excess of net investment income                                                                        (75)
 Accumulated net realized loss                                                                                       (57,388)
 Net unrealized appreciation                                                                                         117,252
Net assets at February 28, 2003                                                                                   $3,536,658

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                           Shares            Net asset value
                                                             Net assets               outstanding               per share (1)

Class A                                                      $2,882,839                   206,540                     $13.96
Class B                                                         312,209                    22,368                      13.96
Class C                                                         198,628                    14,231                      13.96
Class F                                                          35,212                     2,523                      13.96
Class 529-A                                                      25,572                     1,832                      13.96
Class 529-B                                                      11,426                       819                      13.96
Class 529-C                                                      17,407                     1,247                      13.96
Class 529-E                                                       1,644                       118                      13.96
Class 529-F                                                         480                        34                      13.96
Class R-1                                                           550                        39                      13.96
Class R-2                                                        21,836                     1,565                      13.96
Class R-3                                                        15,998                     1,146                      13.96
Class R-4                                                         3,006                       215                      13.96
Class R-5                                                         9,851                       706                      13.96

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.50 for each.

See Notes to Financial Statements



Statement of operations
for the six months ended February 28, 2003
(dollars in thousands)
Investment income:                                                                                              unaudited
 Income:
  Interest                                                                                                        $66,397

 Fees and expenses:
  Investment advisory services                                                          $4,549
  Distribution services                                                                  6,158
  Transfer agent services                                                                1,756
  Administrative services                                                                  318
  Reports to shareholders                                                                   99
  Registration statement and prospectus                                                    499
  Postage, stationery and supplies                                                         257
  Trustees' compensation                                                                    13
  Auditing and legal                                                                        52
  Custodian                                                                                 30
  Other                                                                                     73
  Total expenses before reimbursement                                                   13,804
   Reimbursement of expenses                                                                38                     13,766
 Net investment income                                                                                             52,631

Net realized gain and unrealized appreciation on investments:
 Net realized gain on investments                                                                                  17,282
 Net unrealized appreciation on investments                                                                        31,000
   Net realized gain and unrealized appreciation on investments                                                    48,282
Net increase in net assets resulting from operations                                                             $100,913



See Notes to Financial Statements





Statement of changes in net assets
(dollars in thousands)
                                                                                    Six months                 Year ended
                                                                            ended February 28,                 August 31,
                                                                                         2003*                       2002
Operations:
 Net investment income                                                                 $52,631                    $74,979
 Net realized gain on investments                                                       17,282                     13,974
 Net unrealized appreciation on investments                                             31,000                     47,773
  Net increase in net assets
   resulting from operations                                                           100,913                    136,726

Dividends paid to shareholders from net investment income                              (51,760)                   (76,722)

Capital share transactions                                                             877,764                  1,131,448

Total increase in net assets                                                           926,917                  1,191,452

Net assets:
 Beginning of period                                                                 2,609,741                  1,418,289
 End of period (including distributions in excess of
  net investment income: $75 and $946, respectively)                                $3,536,658                 $2,609,741

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. Organization and significant accounting policies

Organization - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None                Declines from 5%            Classes B and 529-B
                                                       to zero                      convert to
                                                 for redemptions within         classes A and 529-A,
                                                      six years of              respectively, after
                                                       purchase                    eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2003, the cost of investment securities for federal income tax purposes was $3,682,890,000.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed net investment income                        $2,815

Accumulated short-term capital losses                     (54,600)

Undistributed long-term capital gains                       2,942

Gross unrealized appreciation on investment securities    111,624

Gross unrealized depreciation on investment securities      (101)

Accumulated short-term capital losses above include capital loss carryforwards of $2,775,000, $27,152,000, $20,590,000, $4,377,000, $5,664,000 and $8,375,000
expiring in 2003, 2004, 2005, 2006, 2008 and 2009, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):



                                               Distributions from         Distributions          Total
                                                 ordinary income         from long-term  distributions
                                         Net investment     Short-term    capital gains           paid
Share class(1)                                   income  capital gains
Six months ended February 28, 2003
Class A                                        $ 44,710              -                -       $ 44,710
Class B                                           3,434              -                -          3,434
Class C                                           2,201              -                -          2,201
Class F                                             450              -                -            450
Class 529-A                                         297              -                -            297
Class 529-B                                          96              -                -             96
Class 529-C                                         160              -                -            160
Class 529-E                                          18              -                -             18
Class 529-F                                           3              -                -              3
Class R-1                                             6              -                -              6
Class R-2                                           124              -                -            124
Class R-3                                            90              -                -             90
Class R-4                                            16              -                -             16
Class R-5                                           155              -                -            155
Total                                          $ 51,760              -                -       $ 51,760

                                               Distributions from         Distributions          Total
                                                 ordinary income         from long-term  distributions
                                         Net investment     Short-term    capital gains           paid
Share class(1)                                  income  capital gains
Year ended August 31, 2002
Class A                                        $ 71,057              -                -       $ 71,057
Class B                                           3,241              -                -          3,241
Class C                                           1,758              -                -          1,758
Class F                                             492              -                -            492
Class 529-A                                          67              -                -             67
Class 529-B                                          20              -                -             20
Class 529-C                                          38              -                -             38
Class 529-E                                           5              -                -              5
Class R-1                                             1              -                -              1
Class R-2                                             1              -                -              1
Class R-3                                             1              -                -              1
Class R-4                                             1              -                -              1
Class R-5                                            40              -                -             40
Total                                          $ 76,722              -                -       $ 76,722

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and
    R-5 shares were offered beginning May 15, 2002.

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.294% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2003, unreimbursed expenses which remain subject to reimbursement totaled $397,000 for Class A. There were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended February 28, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                      services                               administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A          $3,891           $1,587        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          1,252              169         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           824            Included            $124                 $45            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            33            Included              20                  6             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          10            Included              13                  2                   $9
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          37            Included              5                   2                    4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          61            Included              9                   3                    6
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          3             Included              1                   -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          -*            Included              -*                  -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           2             Included              -*                  2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           31            Included              6                   40            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           13            Included              4                   10            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           1             Included              1                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              4                  -*             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $6,158           $1,756             $187                $111                 $20
----------------===============================================================================================
* Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):



                                                                                      Reinvestments
                                             Sales(2)        Sales(2)                 of dividends
Share class(1)                                Amount          Shares              Amount       Shares
Six months ended February 28, 2003
Class A                                   $ 1,408,928         101,838            $ 39,063        2,826
Class B                                       162,519          11,750               2,994          216
Class C                                       136,059           9,840               1,865          135
Class F                                        49,084           3,547                 341           25
Class 529-A                                    17,621           1,275                 284           20
Class 529-B                                     7,862             568                  91            7
Class 529-C                                    10,938             791                 153           11
Class 529-E                                       955              69                  17            1
Class 529-F                                       479              34                   2           -*
Class R-1                                         811              59                   5           -*
Class R-2                                      24,957           1,805                 109            8
Class R-3                                      16,539           1,195                  78            6
Class R-4                                       3,069             221                  14            1
Class R-5                                       5,918             430                  84            6

Total net increase (decrease) in fund     $ 1,845,739         133,422            $ 45,100        3,262


                                                     Repurchases(2)                 Net increase
                                                Amount         Shares            Amount      Shares
Six months ended February 28, 2003
Class A                                      $ (861,530)       (62,412)        $ 586,461      42,252
Class B                                         (41,188)        (2,985)          124,325       8,981
Class C                                         (64,362)        (4,663)           73,562       5,312
Class F                                         (36,483)        (2,640)           12,942         932
Class 529-A                                      (1,703)          (123)           16,202       1,172
Class 529-B                                        (212)           (15)            7,741         560
Class 529-C                                        (783)           (56)           10,308         746
Class 529-E                                         (43)            (3)              929          67
Class 529-F                                          (6)            -*               475          34
Class R-1                                          (439)           (32)              377          27
Class R-2                                        (3,986)          (288)           21,080       1,525
Class R-3                                          (959)           (69)           15,658       1,132
Class R-4                                          (204)           (15)            2,879         207
Class R-5                                        (1,177)           (85)            4,825         351

Total net increase (decrease) in fund      $ (1,013,075)       (73,386)        $ 877,764      63,298




                                                                                      Reinvestments
                                             Sales(2)        Sales(2)                 of dividends
Share class(1)                                Amount          Shares              Amount       Shares
Year ended August 31, 2002
Class A                                   $ 1,569,362         116,488            $ 58,647        4,377
Class B                                       170,942          12,686               2,702          201
Class C                                       151,843          11,283               1,425          106
Class F                                        92,603           6,905                 354           26
Class 529-A                                     8,913             662                  58            4
Class 529-B                                     3,468             258                  18            1
Class 529-C                                     6,938             516                  33            2
Class 529-E                                       687              51                   5            1
Class R-1                                         239              18                  -*           -*
Class R-2                                         569              42                   1           -*
Class R-3                                         242              18                  -*           -*
Class R-4                                         102               8                  -*           -*
Class R-5                                       4,980             371                  27            2
Total net increase (decrease) in fund     $ 2,010,888         149,306            $ 63,270        4,720




                                                     Repurchases(2)                 Net increase
                                                Amount         Shares            Amount      Shares
Year ended August 31, 2002
Class A                                     $ (782,471)       (58,298)        $ 845,538      62,567
Class B                                        (33,728)        (2,517)          139,916      10,370
Class C                                        (48,069)        (3,585)          105,199       7,804
Class F                                        (77,727)        (5,793)           15,230       1,138
Class 529-A                                        (77)            (6)            8,894         660
Class 529-B                                         (6)            -*             3,480         259
Class 529-C                                       (226)           (17)            6,745         501
Class 529-E                                        (13)            (1)              679          51
Class R-1                                          (75)            (6)              164          12
Class R-2                                          (30)            (2)              540          40
Class R-3                                          (48)            (4)              194          14
Class R-4                                            -              -               102           8
Class R-5                                         (240)           (18)            4,767         355
Total net increase (decrease) in fund       $ (942,710)       (70,247)      $ 1,131,448      83,779


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and
    R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.

5. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,354,123,000 and $2,478,680,000, respectively, during the six months ended February 28, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2003, the custodian fee of $30,000 includes $24,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)
                                                             Income from investment operations(3)
                                                                                  Net
                                           Net asset                     gains(losses)                  Dividends
                                              value,           Net      on securities     Total from    (from net     Net asset
                                           beginning    investment     (both realized     investment   investment    value, end
                                           of period        income     and unrealized)    operations       income)    of period
Class A:
 Six months ended 2/28/2003 (2)               $13.73          $.24               $.23           $.47        $(.24)       $13.96
 Year ended 8/31/2002                          13.34           .57                .41            .98         (.59)        13.73
 Year ended 8/31/2001                          12.76           .70                .63           1.33         (.75)        13.34
 Year ended 8/31/2000                          12.63           .77                .09            .86         (.73)        12.76
 Year ended 8/31/1999                          13.39           .77               (.76)           .01         (.77)        12.63
 Year ended 8/31/1998                          13.03           .83                .40           1.23         (.87)        13.39
Class B:
 Six months ended 2/28/2003 (2)                13.73           .19                .23            .42         (.19)        13.96
 Year ended 8/31/2002                          13.34           .48                .41            .89         (.50)        13.73
 Year ended 8/31/2001                          12.76           .61                .63           1.24         (.66)        13.34
 Period from 3/15/2000 to 8/31/2000            12.49           .50                .07            .57         (.30)        12.76
Class C:
 Six months ended 2/28/2003 (2)                13.73           .18                .23            .41         (.18)        13.96
 Year ended 8/31/2002                          13.34           .47                .41            .88         (.49)        13.73
 Period from 3/15/2001 to 8/31/2001            13.31           .25                .04            .29         (.26)        13.34
Class F:
 Six months ended 2/28/2003 (2)                13.73           .24                .23            .47         (.24)        13.96
 Year ended 8/31/2002                          13.34           .56                .41            .97         (.58)        13.73
 Period from 3/15/2001 to 8/31/2001            13.31           .29                .04            .33         (.30)        13.34
Class 529-A:
 Six months ended 2/28/2003 (2)                13.73           .23                .23            .46         (.23)        13.96
 Period from 2/20/2002 to 8/31/2002            13.36           .27                .39            .66         (.29)        13.73
Class 529-B:
 Six months ended 2/28/2003 (2)                13.73           .17                .23            .40         (.17)        13.96
 Period from 2/20/2002 to 8/31/2002            13.36           .19                .39            .58         (.21)        13.73
Class 529-C:
 Six months ended 2/28/2003 (2)                13.73           .17                .23            .40         (.17)        13.96
 Period from 2/19/2002 to 8/31/2002            13.36           .22                .36            .58         (.21)        13.73
Class 529-E:
 Six months ended 2/28/2003 (2)                13.73           .21                .23            .44         (.21)        13.96
 Period from 3/7/2002 to 8/31/2002             13.22           .24                .51            .75         (.24)        13.73
Class 529-F:
 Period from 10/11/2002 to 2/28/2003 (2)       13.83           .20                .11            .31         (.18)        13.96
Class R-1:
 Six months ended 2/28/2003 (2)                13.73           .18                .23            .41         (.18)        13.96
 Period from 6/13/2002 to 8/31/2002            13.40           .09                .33            .42         (.09)        13.73
Class R-2:
 Six months ended 2/28/2003 (2)                13.73           .18                .23            .41         (.18)        13.96
 Period from 5/31/2002 to 8/31/2002            13.37           .10                .38            .48         (.12)        13.73
Class R-3:
 Six months ended 2/28/2003 (2)                13.73           .21                .23            .44         (.21)        13.96
 Period from 6/6/2002 to 8/31/2002             13.36           .11                .38            .49         (.12)        13.73
Class R-4:
 Six months ended 2/28/2003 (2)                13.73           .24                .23            .47         (.24)        13.96
 Period from 5/28/2002 to 8/31/2002            13.34           .14                .40            .54         (.15)        13.73
Class R-5:
 Six months ended 2/28/2003 (2)                13.73           .26                .23            .49         (.26)        13.96
 Period from 5/15/2002 to 8/31/2002            13.27           .17                .48            .65         (.19)        13.73




                                                                          Ratio of           Ratio of
                                                         Net assets,      expenses         net income
                                              Total    end of period    to average         to average
                                           return(4)    (in millions)   net assets         net assets
Class A:
 Six months ended 2/28/2003 (2)               3.43%           $2,883          .78%   (6)        3.50%     (6)
 Year ended 8/31/2002                          7.55            2,256           .80               4.27
 Year ended 8/31/2001                         10.70            1,357           .85               5.37
 Year ended 8/31/2000                          7.07            1,083           .85               6.13
 Year ended 8/31/1999                          (.04)           1,322           .80               5.80
 Year ended 8/31/1998                          9.70            1,210           .79               6.24
Class B:
 Six months ended 2/28/2003 (2)                3.06              312          1.49   (6)         2.79     (6)
 Year ended 8/31/2002                          6.80              184          1.50               3.47
 Year ended 8/31/2001                          9.94               40          1.51               4.47
 Period from 3/15/2000 to 8/31/2000            4.60                3           .71               2.44
Class C:
 Six months ended 2/28/2003 (2)                3.03              199          1.56   (6)         2.72     (6)
 Year ended 8/31/2002                          6.72              122          1.57               3.37
 Period from 3/15/2001 to 8/31/2001            2.19               15           .81               1.97
Class F:
 Six months ended 2/28/2003 (2)                3.42               35           .79   (6)         3.48     (6)
 Year ended 8/31/2002                          7.51               22           .83               4.16
 Period from 3/15/2001 to 8/31/2001            2.53                6           .40               2.35
Class 529-A:
 Six months ended 2/28/2003 (2)                3.37               26           .75   (6)         3.60     (6)
 Period from 2/20/2002 to 8/31/2002            5.00                9           .92   (6)         3.82     (6)
Class 529-B:
 Six months ended 2/28/2003 (2)                2.95               11          1.66   (6)         2.69     (6)
 Period from 2/20/2002 to 8/31/2002            4.40                3          1.66   (6)         3.16     (6)
Class 529-C:
 Six months ended 2/28/2003 (2)                2.95               17          1.65   (6)         2.69     (6)
 Period from 2/19/2002 to 8/31/2002            4.41                7          1.64   (6)         3.13     (6)
Class 529-E:
 Six months ended 2/28/2003 (2)                3.24                2          1.14   (6)         3.22     (6)
 Period from 3/7/2002 to 8/31/2002             5.76                1           .55               1.78
Class 529-F:
 Period from 10/11/2002 to 2/28/2003 (2)       2.22             - (5)          .33               1.42
Class R-1:
 Six months ended 2/28/2003 (2)                3.01                1          1.55 (6,7)         2.78     (6)
 Period from 6/13/2002 to 8/31/2002            3.12             - (5)          .31   (7)          .64
Class R-2:
 Six months ended 2/28/2003 (2)                3.03               22          1.51 (6,7)         2.97     (6)
 Period from 5/31/2002 to 8/31/2002            3.57                1           .38   (7)          .72
Class R-3:
 Six months ended 2/28/2003 (2)                3.24               16          1.13 (6,7)         3.43     (6)
 Period from 6/6/2002 to 8/31/2002             3.68             - (5)          .27   (7)          .83
Class R-4:
 Six months ended 2/28/2003 (2)                3.43                3           .78 (6,7)         3.86     (6)
 Period from 5/28/2002 to 8/31/2002            4.04             - (5)          .20   (7)         1.00
Class R-5:
 Six months ended 2/28/2003 (2)                3.61               10           .46   (6)         3.87     (6)
 Period from 5/15/2002 to 8/31/2002            4.89                5           .13               1.24


                                                        Six months ended
                                                        February 28,                     Year ended August 31
                                                        2003(2)              2002       2001        2000     1999      1998

Portfolio turnover rate for all classes of shares       88%                   95%        44%         63%      81%       82%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.49%, 2.22%, 1.38% and .90% for classes R-1, R-2, R-3 and
    R-4, respectively, during the six months ended February 28, 2003 and .39%, .53%, .35% and .27% for classes R-1, R-2, R-3 and
    R-4, respectively, during the period ended August 31, 2002. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.





OTHER SHARE CLASS RESULTS                                                                                     UNAUDITED

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003 (the most recent calendar quarter):

                                                                                      1 YEAR              LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                  +4.02%                +7.12%/1/
Not reflecting CDSC                                                                   +9.02%                +7.97%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                   +7.94%                +5.75%/2/
Not reflecting CDSC                                                                   +8.94%                +5.75%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee
     charged by sponsoring firm                                                       +9.76%                +6.53%/2/

CLASS 529-A SHARES
Reflecting maximum 3.75% maximum sales charge                                         +5.55%                +3.88%/4/
Not reflecting maximum sales charge                                                   +9.65%                +7.53%/4/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%,
     payable only if shares are sold within six years
     of purchase                                                                      +3.57%                +2.90%/4/
Not reflecting CDSC                                                                   +8.57%                +6.50%/4/

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                   +7.58%                +6.49%/5/
Not reflecting CDSC                                                                   +8.58%                +6.49%/5/

CLASS 529-E SHARES/3/
Total return                                                                          +9.33%                +8.39%/6/

CLASS 529-F SHARES/3/
Total return                                                                               --               +2.03%/7/

/1/ Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/ Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
/3/ These shares are sold without any initial or contingent deferred sales charge.
/4/ Average annual compound return from February 20, 2002, when Class 529-A and Class 529-B shares were first sold.
/5/ Average annual compound return from February 19, 2002, when Class 529-C shares were first sold.
/6/ Average annual compound return from March 7, 2002, when Class 529-E shares were first sold.
/7/ From October 11, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in U.S. Government Securities Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.70% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.77% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.03%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of U.S. Government Securities Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM



THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. GVT-013-0403
Litho in USA DD/GRS/6120

Printed on recycled paper